NUVEEN MUTUAL FUNDS
SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
Dated January 23, 2003

Nuveen Municipal Trust
Statement of Additional Information
dated August 28, 2002
Nuveen Multistate Trust I
Statement of Additional Information
dated September 27, 2002
Nuveen Multistate Trust II
Statement of Additional Information
dated June 28, 2002
Nuveen Multistate Trust III
Statement of Additional Information
dated September 27, 2002
Nuveen Multistate Trust IV
Statement of Additional Information
dated September 27, 2002
Nuveen Investment Trust
Statement of Additional Information
dated October 28, 2002
Nuveen Investment Trust II
Statement of Additional Information
dated October 7, 2002


In the section entitled, "Management",
the following changes are made to the
list of Trustees and Officers:



Name
Timothy R. Schwertfeger
Position with the Trust
Chairman of the Board and Trustee
Name
Gifford R. Zimmerman
Position with the Trust
Chief Executive Officer
Name
Jessica R. Droeger
Position with the Trust
Vice President and Secretary




PLEASE KEEP THIS WITH YOUR FUND STATEMENT
OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE